iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 2,725 $ 817,527
Boeing Co. (The)
(a)
........................ 22,544 4,296,886
BWX Technologies, Inc. .................... 3,630 361,149
Curtiss-Wright Corp. ....................... 1,492 439,692
General Dynamics Corp. .................... 8,854 2,644,778
General Electric Co. ....................... 42,765 7,278,603
HEICO Corp. ........................... 1,534 370,216
HEICO Corp. , Class A ...................... 2,948 560,444
Hexcel Corp. ............................ 3,315 219,486
Howmet Aerospace, Inc. .................... 15,206 1,455,214
Huntington Ingalls Industries, Inc. .............. 1,566 438,449
L3Harris Technologies, Inc. .................. 7,382 1,674,902
Lockheed Martin Corp. ..................... 8,343 4,521,239
Northrop Grumman Corp. ................... 5,435 2,632,279
RTX Corp. ............................. 51,826 6,089,037
Textron, Inc. ............................ 7,612 707,155
TransDigm Group, Inc. ..................... 2,186 2,829,165
Woodward, Inc. .......................... 2,390 372,816
37,709,037
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 4,541 404,376
Expeditors International of Washington, Inc. ....... 5,616 700,989
FedEx Corp. ............................ 8,845 2,673,401
GXO Logistics, Inc.
(a) (b)
..................... 4,571 255,885
United Parcel Service, Inc. , Class B ............ 28,496 3,715,024
7,749,675
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 10,629 737,546
Autoliv, Inc. ............................. 2,872 290,474
BorgWarner, Inc. ......................... 9,055 319,732
Fox Factory Holding Corp.
(a)
.................. 1,609 85,905
Gentex Corp. ........................... 8,946 277,863
Lear Corp. ............................. 2,272 277,275
Mobileye Global, Inc. , Class A
(a) (b)
.............. 2,959 62,139
QuantumScape Corp. , Class A
(a) (b)
............. 14,351 92,707
2,143,641
a
Automobiles  —  1 .5%
Ford Motor Co. .......................... 152,504 1,650,093
General Motors Co. ....................... 44,575 1,975,564
Harley-Davidson, Inc. ...................... 5,123 192,113
Lucid Group, Inc.
(a) (b)
....................... 34,496 121,426
Rivian Automotive, Inc. , Class A
(a) (b)
............. 27,710 454,721
Tesla, Inc.
(a)
............................. 108,399 25,156,156
Thor Industries, Inc. ....................... 2,113 224,274
29,774,347
a
Banks  —  3 .4%
Bank of America Corp. ..................... 265,810 10,714,801
Bank OZK ............................. 4,115 192,952
BOK Financial Corp. ....................... 1,074 110,450
Citigroup, Inc. ........................... 74,521 4,834,923
Citizens Financial Group, Inc. ................ 18,336 782,397
Comerica, Inc. ........................... 5,116 280,408
Commerce Bancshares, Inc. ................. 4,700 304,137
Cullen/Frost Bankers, Inc. ................... 2,473 289,489
East West Bancorp, Inc. .................... 5,496 483,043
Fifth Third Bancorp ....................... 26,379 1,116,887
First Citizens BancShares, Inc. , Class A .......... 463 966,601
First Financial Bankshares, Inc. ............... 4,888 187,993
First Horizon Corp. ........................ 21,954 367,290
Security Shares Value
a
Banks (continued)
FNB Corp. ............................. 13,770 $ 211,232
Glacier Bancorp, Inc. ...................... 4,363 195,070
Home BancShares, Inc. .................... 7,248 205,336
Huntington Bancshares, Inc. ................. 55,925 836,079
JPMorgan Chase & Co. .................... 112,191 23,874,245
KeyCorp ............................... 36,174 583,487
M&T Bank Corp. ......................... 6,539 1,125,820
New York Community Bancorp, Inc.
(a) (b)
.......... 9,308 97,920
Pinnacle Financial Partners, Inc. ............... 2,994 288,382
PNC Financial Services Group, Inc. (The) ........ 15,524 2,811,396
Popular, Inc. ............................ 2,931 300,809
Prosperity Bancshares, Inc. .................. 3,649 264,626
Regions Financial Corp. .................... 36,317 812,411
SouthState Corp. ......................... 2,910 288,003
Synovus Financial Corp. .................... 5,679 265,493
TFS Financial Corp. ....................... 2,028 27,500
Truist Financial Corp. ...................... 52,447 2,343,856
U.S. Bancorp ........................... 60,894 2,732,923
UMB Financial Corp. ...................... 1,666 169,965
United Bankshares, Inc. .................... 4,927 191,808
Valley National Bancorp .................... 16,401 137,768
Webster Financial Corp. .................... 6,834 339,103
Wells Fargo & Co. ........................ 136,205 8,082,405
Western Alliance Bancorp ................... 4,201 338,012
Wintrust Financial Corp. .................... 2,545 275,369
Zions Bancorp NA ........................ 5,714 295,242
67,725,631
a
Beverages  —  1 .2%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 357 100,035
Brown-Forman Corp. , Class B , NVS ............ 7,072 319,372
Celsius Holdings, Inc.
(a) (b)
.................... 5,738 268,711
Coca-Cola Co. (The) ...................... 151,716 10,125,526
Constellation Brands, Inc. , Class A ............. 6,262 1,535,192
Keurig Dr Pepper, Inc. ..................... 40,528 1,389,300
Molson Coors Beverage Co. , Class B ........... 7,286 385,065
Monster Beverage Corp.
(a)
................... 27,721 1,426,245
National Beverage Corp. .................... 936 45,667
PepsiCo, Inc. ........................... 53,711 9,274,278
24,869,391
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 68,990 12,785,227
Alkermes PLC
(a) (b)
......................... 6,421 175,422
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,929 1,170,440
Amgen, Inc. ............................ 20,958 6,967,906
Apellis Pharmaceuticals, Inc.
(a)
................ 4,107 162,637
Arrowhead Pharmaceuticals, Inc.
(a)
............. 4,855 138,659
Biogen, Inc.
(a)
........................... 5,700 1,215,240
BioMarin Pharmaceutical, Inc.
(a)
............... 7,334 618,476
Blueprint Medicines Corp.
(a)
.................. 2,464 266,851
CRISPR Therapeutics AG
(a) (b)
................. 3,329 190,718
Denali Therapeutics, Inc.
(a)
.................. 4,907 119,584
Exact Sciences Corp.
(a) (b)
.................... 7,055 322,272
Exelixis, Inc.
(a)
........................... 12,169 285,363
Gilead Sciences, Inc. ...................... 48,670 3,701,840
GRAIL, Inc.
(a)
........................... 1,026 15,780
Halozyme Therapeutics, Inc.
(a)
................ 5,181 286,302
Incyte Corp.
(a)
........................... 6,211 404,150
Intellia Therapeutics, Inc.
(a)
.................. 4,099 107,435
Ionis Pharmaceuticals, Inc.
(a)
................. 5,444 269,260
Moderna, Inc.
(a)
.......................... 13,026 1,552,960
Mural Oncology PLC
(a)
..................... 642 2,279
Natera, Inc.
(a) (b)
.......................... 4,467 457,376

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Neurocrine Biosciences, Inc.
(a)
................ 3,859 $ 546,319
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,145 4,473,243
Roivant Sciences, Ltd.
(a)
.................... 12,531 135,961
Sarepta Therapeutics, Inc.
(a)
................. 3,616 514,340
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 3,538 159,281
United Therapeutics Corp.
(a)
.................. 1,733 542,932
Vertex Pharmaceuticals, Inc.
(a)
................ 10,082 4,997,849
42,586,102
a
Broadline Retail  —  3 .4%
Amazon.com, Inc.
(a)
....................... 357,782 66,898,078
eBay, Inc. .............................. 19,769 1,099,354
Etsy, Inc.
(a) (b)
............................ 4,616 300,686
Kohl's Corp. ............................ 4,293 92,987
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 2,400 234,336
68,625,441
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 4,837 411,338
Advanced Drainage Systems, Inc. ............. 2,689 476,061
Allegion PLC ............................ 3,415 467,206
Armstrong World Industries, Inc. ............... 1,764 231,790
Builders FirstSource, Inc.
(a)
.................. 4,849 811,577
Carlisle Companies, Inc. .................... 1,872 783,582
Carrier Global Corp. ....................... 32,599 2,220,318
Fortune Brands Innovations, Inc. .............. 5,008 404,696
Johnson Controls International PLC ............ 26,444 1,891,804
Lennox International, Inc. ................... 1,234 720,039
Masco Corp. ............................ 8,683 675,971
Owens Corning .......................... 3,482 648,975
Simpson Manufacturing Co., Inc. .............. 1,654 317,717
Trane Technologies PLC .................... 8,899 2,974,758
Trex Co., Inc.
(a)
.......................... 4,330 362,118
UFP Industries, Inc. ....................... 2,372 312,938
Zurn Elkay Water Solutions Corp. .............. 5,608 182,036
13,892,924
a
Capital Markets  —  3 .1%
Affiliated Managers Group, Inc.
(b)
.............. 1,284 238,336
Ameriprise Financial, Inc. ................... 3,890 1,672,972
Ares Management Corp. , Class A .............. 6,798 1,041,454
Bank of New York Mellon Corp. (The) ........... 29,216 1,901,085
BlackRock, Inc.
(c)
......................... 5,463 4,788,319
Blackstone, Inc. , NVS ...................... 27,920 3,968,828
Blue Owl Capital, Inc. , Class A ................ 17,416 332,123
Carlyle Group, Inc. (The) .................... 8,346 415,130
Cboe Global Markets, Inc. ................... 4,144 760,465
Charles Schwab Corp. (The) ................. 58,326 3,802,272
CME Group, Inc. , Class A ................... 14,078 2,727,049
Coinbase Global, Inc. , Class A
(a)
............... 6,946 1,558,405
FactSet Research Systems, Inc. ............... 1,497 618,396
Federated Hermes, Inc. , Class B .............. 3,259 111,881
Franklin Resources, Inc. .................... 11,725 268,151
Goldman Sachs Group, Inc. (The) ............. 12,598 6,412,760
Houlihan Lokey, Inc. , Class A ................. 2,074 311,618
Interactive Brokers Group, Inc. , Class A .......... 4,153 495,328
Intercontinental Exchange, Inc. ............... 22,409 3,396,308
Invesco Ltd. ............................ 17,508 302,188
Janus Henderson Group PLC ................ 5,103 189,985
Jefferies Financial Group, Inc. ................ 6,837 399,759
KKR & Co., Inc. .......................... 25,887 3,195,750
Lazard, Inc. ............................ 4,370 214,873
LPL Financial Holdings, Inc. .................. 2,892 640,636
MarketAxess Holdings, Inc. .................. 1,464 327,248
Moody's Corp. ........................... 6,120 2,793,658
Security Shares Value
a
Capital Markets (continued)
Morgan Stanley .......................... 48,736 $ 5,030,043
Morningstar, Inc. ......................... 1,037 329,403
MSCI, Inc. , Class A ....................... 3,073 1,661,755
Nasdaq, Inc. ............................ 16,167 1,094,183
Northern Trust Corp. ....................... 8,108 718,774
Raymond James Financial, Inc. ............... 7,295 846,220
Robinhood Markets, Inc. , Class A
(a)
............. 20,543 422,570
S&P Global, Inc. ......................... 12,505 6,061,549
SEI Investments Co. ....................... 3,854 261,455
State Street Corp. ........................ 11,774 1,000,437
Stifel Financial Corp. ...................... 3,884 344,394
T Rowe Price Group, Inc. ................... 8,765 1,001,051
TPG, Inc. , Class A ........................ 2,978 151,848
Tradeweb Markets, Inc. , Class A ............... 4,548 507,921
Virtu Financial, Inc. , Class A .................. 3,684 100,647
62,417,227
a
Chemicals  —  1 .4%
Air Products and Chemicals, Inc. .............. 8,659 2,284,677
Albemarle Corp. ......................... 4,583 429,290
Arcadium Lithium PLC
(a)
.................... 39,923 126,955
Ashland, Inc. ............................ 2,056 198,712
Axalta Coating Systems Ltd.
(a)
................ 8,634 307,802
Celanese Corp. .......................... 3,964 559,519
CF Industries Holdings, Inc. .................. 7,141 545,501
Chemours Co. (The) ....................... 5,791 139,968
Corteva, Inc. ............................ 27,299 1,531,474
Dow, Inc. .............................. 27,463 1,495,910
DuPont de Nemours, Inc. ................... 16,335 1,367,239
Eastman Chemical Co. ..................... 4,553 470,461
Ecolab, Inc. ............................ 9,935 2,291,905
Element Solutions, Inc. ..................... 8,885 239,451
FMC Corp. ............................. 4,908 286,431
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 54,637 20,762
Huntsman Corp. ......................... 6,019 144,035
International Flavors & Fragrances, Inc. .......... 9,949 989,727
Linde PLC ............................. 18,781 8,517,184
LyondellBasell Industries NV , Class A ........... 9,977 992,312
Mosaic Co. (The) ......................... 12,854 382,664
NewMarket Corp. ......................... 275 154,239
Olin Corp. .............................. 4,565 208,210
PPG Industries, Inc. ....................... 9,150 1,161,867
RPM International, Inc. ..................... 5,024 610,215
Scotts Miracle-Gro Co. (The) , Class A ........... 1,561 122,695
Sherwin-Williams Co. (The) .................. 9,113 3,196,840
Westlake Corp. .......................... 1,240 183,346
28,959,391
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 3,367 2,572,186
Clean Harbors, Inc.
(a)
...................... 1,968 469,821
Copart, Inc.
(a)
........................... 34,078 1,783,302
MSA Safety, Inc. ......................... 1,432 270,147
RB Global, Inc. .......................... 7,052 561,551
Republic Services, Inc. ..................... 7,992 1,553,005
Rollins, Inc. ............................. 10,900 522,219
Stericycle, Inc.
(a)
......................... 3,600 210,780
Tetra Tech, Inc. .......................... 2,105 448,870
Veralto Corp. ............................ 8,470 902,563
Vestis Corp. ............................ 5,127 66,497
Waste Management, Inc. .................... 14,295 2,897,025
12,257,966
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 9,916 $ 3,436,390
Ciena Corp.
(a)
........................... 5,791 305,417
Cisco Systems, Inc. ....................... 158,306 7,669,926
F5, Inc.
(a)
.............................. 2,299 468,168
Juniper Networks, Inc. ..................... 12,443 468,976
Lumentum Holdings, Inc.
(a) (b)
................. 2,696 139,599
Motorola Solutions, Inc. .................... 6,516 2,599,363
Ubiquiti, Inc. ............................ 156 28,949
15,116,788
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,256 476,246
API Group Corp.
(a)
........................ 9,323 353,249
EMCOR Group, Inc. ....................... 1,864 699,820
MasTec, Inc.
(a)
........................... 2,304 253,509
MDU Resources Group, Inc. ................. 7,919 213,338
Quanta Services, Inc.
(b)
..................... 5,719 1,517,708
Valmont Industries, Inc. ..................... 809 241,373
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 7,480 306,680
4,061,923
a
Construction Materials  —  0 .3%
CRH PLC .............................. 26,827 2,299,074
Eagle Materials, Inc. ....................... 1,365 371,689
Martin Marietta Materials, Inc. ................ 2,419 1,435,314
Vulcan Materials Co. ...................... 5,214 1,431,295
5,537,372
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 10,717 482,372
American Express Co. ..................... 22,201 5,617,741
Capital One Financial Corp. .................. 14,928 2,260,099
Credit Acceptance Corp.
(a)
................... 235 135,102
Discover Financial Services .................. 9,820 1,413,982
FirstCash Holdings, Inc. .................... 1,512 168,739
OneMain Holdings, Inc. ..................... 4,760 248,758
SLM Corp. ............................. 8,647 196,200
SoFi Technologies, Inc.
(a) (b)
.................. 41,304 311,432
Synchrony Financial ....................... 15,793 802,127
11,636,552
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 15,645 310,240
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,269 463,461
Casey's General Stores, Inc. ................. 1,442 559,265
Costco Wholesale Corp. .................... 17,327 14,242,794
Dollar General Corp. ...................... 8,619 1,037,642
Dollar Tree, Inc.
(a)
......................... 8,138 849,119
Kroger Co. (The) ......................... 26,224 1,429,208
Performance Food Group Co.
(a)
............... 5,963 411,447
Sprouts Farmers Market, Inc.
(a)
................ 3,964 395,964
Sysco Corp. ............................ 19,447 1,490,613
Target Corp. ............................ 18,020 2,710,388
U.S. Foods Holding Corp.
(a)
.................. 8,891 483,582
Walgreens Boots Alliance, Inc. ................ 27,746 329,345
Walmart, Inc. ............................ 166,908 11,456,565
36,169,633
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 57,543 605,928
AptarGroup, Inc. ......................... 2,641 388,174
Avery Dennison Corp. ...................... 3,141 681,063
Ball Corp. .............................. 12,400 791,492
Berry Global Group, Inc. .................... 4,564 299,946
Crown Holdings, Inc. ...................... 4,659 413,254
Graphic Packaging Holding Co. ............... 11,847 356,595
Security Shares Value
a
Containers & Packaging (continued)
International Paper Co. ..................... 13,338 $ 619,950
Packaging Corp. of America ................. 3,438 687,153
Sealed Air Corp. ......................... 5,661 215,401
Silgan Holdings, Inc. ....................... 3,181 163,599
Smurfit WestRock PLC
(a) (b)
................... 20,281 909,400
Sonoco Products Co. ...................... 3,784 204,033
6,335,988
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,438 799,984
LKQ Corp. ............................. 10,388 431,102
Pool Corp. ............................. 1,522 569,289
1,800,375
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 10,086 78,469
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 2,251 270,683
Duolingo, Inc. , Class A
(a)
.................... 1,464 251,720
Grand Canyon Education, Inc.
(a)
............... 1,114 173,728
H&R Block, Inc. .......................... 5,503 318,844
Service Corp. International .................. 5,761 460,362
1,553,806
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,356 486,298
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 280,127 5,392,445
Frontier Communications Parent, Inc.
(a) (b)
......... 8,579 251,365
Iridium Communications, Inc. ................. 4,857 139,396
Liberty Global, Ltd. , Class A
(a)
................ 6,724 131,051
Liberty Global, Ltd. , Class C
(a) (b)
............... 7,441 149,638
Verizon Communications, Inc. ................ 164,449 6,663,473
12,727,368
a
Electric Utilities  —  1 .5%
ALLETE, Inc. ........................... 2,246 144,867
Alliant Energy Corp. ....................... 10,020 557,713
American Electric Power Co., Inc. .............. 20,509 2,012,343
Avangrid, Inc. ........................... 2,696 96,166
Constellation Energy Corp. .................. 12,316 2,337,577
Duke Energy Corp. ....................... 30,185 3,298,315
Edison International ....................... 15,169 1,213,672
Entergy Corp. ........................... 8,387 972,640
Evergy, Inc. ............................. 8,834 512,372
Eversource Energy ....................... 13,718 890,435
Exelon Corp. ............................ 38,983 1,450,168
FirstEnergy Corp. ........................ 20,039 839,835
Hawaiian Electric Industries, Inc. .............. 4,291 71,059
IDACORP, Inc. .......................... 1,930 188,658
NextEra Energy, Inc. ...................... 80,142 6,122,047
NRG Energy, Inc. ......................... 8,145 612,260
OGE Energy Corp. ........................ 7,736 299,925
PG&E Corp. ............................ 83,208 1,518,546
Pinnacle West Capital Corp. ................. 4,333 370,861
Portland General Electric Co. ................. 4,126 195,490
PPL Corp. ............................. 28,531 847,941
Southern Co. (The) ....................... 42,718 3,567,807
TXNM Energy, Inc. ........................ 3,403 141,497
Xcel Energy, Inc. ......................... 21,561 1,256,575
29,518,769
a
Electrical Equipment  —  0 .8%
Acuity Brands, Inc. ........................ 1,154 290,058
AMETEK, Inc. ........................... 9,023 1,565,310
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 9,981 21,659

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
Eaton Corp. PLC ......................... 15,620 $ 4,760,820
Emerson Electric Co. ...................... 22,344 2,616,706
EnerSys ............................... 1,586 174,349
Fluence Energy, Inc. , Class A
(a)
............... 2,246 36,789
GE Vernova, Inc.
(a)
........................ 10,737 1,913,763
Generac Holdings, Inc.
(a)
.................... 2,469 384,374
Hubbell, Inc. ............................ 2,110 834,821
NEXTracker, Inc. , Class A
(a)
.................. 4,727 232,285
nVent Electric PLC ........................ 6,528 474,129
Plug Power, Inc.
(a) (b)
....................... 20,638 50,976
Regal Rexnord Corp. ...................... 2,627 422,106
Rockwell Automation, Inc. ................... 4,472 1,246,123
Sensata Technologies Holding PLC ............ 5,915 230,626
Shoals Technologies Group, Inc. , Class A
(a)
....... 6,843 44,479
Sunrun, Inc.
(a) (b)
.......................... 8,305 145,587
Vertiv Holdings Co. , Class A ................. 13,455 1,058,908
16,503,868
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 46,959 3,017,585
Arrow Electronics, Inc.
(a)
.................... 2,131 263,584
Avnet, Inc. ............................. 3,645 195,955
CDW Corp. ............................. 5,216 1,137,662
Cognex Corp. ........................... 6,699 332,405
Coherent Corp.
(a)
......................... 5,315 370,349
Corning, Inc. ............................ 30,087 1,203,781
Crane NXT Co. .......................... 1,815 114,127
IPG Photonics Corp.
(a)
..................... 1,228 98,731
Jabil, Inc. .............................. 4,712 530,901
Keysight Technologies, Inc.
(a)
................. 6,804 949,634
Littelfuse, Inc. ........................... 951 254,022
TD SYNNEX Corp. ........................ 3,031 361,204
TE Connectivity Ltd. ....................... 11,986 1,849,800
Teledyne Technologies, Inc.
(a)
................. 1,819 767,363
Trimble, Inc.
(a)
........................... 9,874 538,528
Vontier Corp. ............................ 5,858 229,809
Zebra Technologies Corp. , Class A
(a)
............ 1,980 695,356
12,910,796
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 39,044 1,511,784
ChampionX Corp. ........................ 7,631 261,438
Halliburton Co. .......................... 34,957 1,212,309
Noble Corp. PLC , Class A ................... 4,206 198,607
NOV, Inc. .............................. 14,992 312,133
Schlumberger Ltd. ........................ 55,710 2,690,236
TechnipFMC PLC ........................ 16,839 496,750
Transocean, Ltd.
(a) (b)
....................... 29,397 170,209
6,853,466
a
Entertainment  —  1 .2%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 14,380 76,358
Electronic Arts, Inc. ....................... 9,432 1,423,666
Endeavor Group Holdings, Inc. , Class A
(b)
........ 7,297 200,084
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 898 66,425
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,054 651,327
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 747 28,214
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 1,776 69,300
Live Nation Entertainment, Inc.
(a) (b)
............. 5,473 526,448
Madison Square Garden Sports Corp. , Class A
(a)
.... 677 135,677
Netflix, Inc.
(a) (b)
........................... 16,835 10,578,272
Playtika Holding Corp. ..................... 2,335 17,816
ROBLOX Corp. , Class A
(a)
................... 19,646 815,702
Roku, Inc. , Class A
(a) (b)
..................... 4,784 278,477
Security Shares Value
a
Entertainment (continued)
Take-Two Interactive Software, Inc.
(a)
............ 6,244 $ 939,909
TKO Group Holdings, Inc. , Class A ............. 2,324 254,129
Walt Disney Co. (The) ..................... 71,223 6,672,883
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 85,828 742,412
Warner Music Group Corp. , Class A ............ 5,372 161,214
23,638,313
a
Financial Services  —  4 .0%
Affirm Holdings, Inc. , Class A
(a)
................ 9,227 261,032
Apollo Global Management, Inc. ............... 17,085 2,140,921
Berkshire Hathaway, Inc. , Class B
(a)
............ 70,728 31,014,228
Block, Inc. , Class A
(a)
...................... 21,755 1,346,199
Corpay, Inc.
(a)
........................... 2,816 821,765
Equitable Holdings, Inc. .................... 12,390 540,328
Essent Group Ltd. ........................ 4,330 272,097
Euronet Worldwide, Inc.
(a)
................... 1,814 185,010
Fidelity National Information Services, Inc. ........ 21,732 1,669,670
Fiserv, Inc.
(a)
............................ 22,859 3,739,047
Global Payments, Inc. ..................... 9,972 1,013,554
Jack Henry & Associates, Inc. ................ 2,827 484,774
Marqeta, Inc. , Class A
(a)
.................... 16,506 88,967
Mastercard, Inc. , Class A .................... 32,075 14,873,498
MGIC Investment Corp. .................... 10,965 272,371
NCR Atleos Corp.
(a) (b)
...................... 2,751 88,445
PayPal Holdings, Inc.
(a)
..................... 40,867 2,688,231
Radian Group, Inc. ........................ 5,972 221,561
Rocket Companies, Inc. , Class A
(a)
............. 5,274 85,386
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,621 180,299
Toast, Inc. , Class A
(a) (b)
..................... 15,919 416,441
UWM Holdings Corp. , Class A ................ 4,919 41,320
Visa, Inc. , Class A ........................ 61,500 16,338,705
Voya Financial, Inc. ....................... 3,956 287,720
Western Union Co. (The) ................... 11,601 137,936
WEX, Inc.
(a)
............................. 1,701 312,048
79,521,553
a
Food Products  —  0 .7%
Archer-Daniels-Midland Co. .................. 19,317 1,197,847
Bunge Global SA ......................... 5,641 593,602
Campbell Soup Co. ....................... 7,827 366,773
Conagra Brands, Inc. ...................... 18,528 561,769
Darling Ingredients, Inc.
(a)
................... 6,133 243,664
Flowers Foods, Inc. ....................... 7,317 164,779
General Mills, Inc. ........................ 22,182 1,489,300
Hershey Co. (The) ........................ 5,816 1,148,544
Hormel Foods Corp. ....................... 11,137 357,609
Ingredion, Inc. ........................... 2,599 323,238
J M Smucker Co. (The) ..................... 4,135 487,723
Kellanova .............................. 10,390 604,179
Kraft Heinz Co. (The) ...................... 31,049 1,093,235
Lamb Weston Holdings, Inc. ................. 5,611 336,772
Lancaster Colony Corp. .................... 783 151,166
McCormick & Co., Inc. , NVS ................. 9,821 756,315
Mondelez International, Inc. , Class A ............ 52,596 3,594,937
Pilgrim's Pride Corp.
(a)
..................... 1,893 78,048
Post Holdings, Inc.
(a)
....................... 1,920 209,971
Seaboard Corp. .......................... 10 32,479
Tyson Foods, Inc. , Class A .................. 11,342 690,728
WK Kellogg Co .......................... 2,521 44,370
14,527,048
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,927 757,945
National Fuel Gas Co. ..................... 3,688 216,080
New Jersey Resources Corp. ................. 3,831 179,099

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Gas Utilities (continued)
ONE Gas, Inc. ........................... 2,227 $ 155,066
Southwest Gas Holdings, Inc. ................ 2,314 171,606
Spire, Inc. .............................. 2,300 153,157
UGI Corp. .............................. 8,227 203,865
1,836,818
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc. .................... 765 77,273
CSX Corp. ............................. 76,376 2,680,798
Hertz Global Holdings, Inc.
(a) (b)
................ 4,899 19,988
JB Hunt Transport Services, Inc. .............. 3,191 552,522
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,320 343,998
Landstar System, Inc. ...................... 1,361 258,930
Lyft, Inc. , Class A
(a)
........................ 13,904 167,543
Norfolk Southern Corp. ..................... 8,831 2,203,864
Old Dominion Freight Line, Inc. ............... 6,951 1,460,961
Saia, Inc.
(a) (b)
............................ 1,046 437,071
Uber Technologies, Inc.
(a)
................... 81,634 5,262,944
U-Haul Holding Co.
(a)
...................... 389 25,981
U-Haul Holding Co. , Series N , NVS ............. 3,837 244,532
Union Pacific Corp. ....................... 23,836 5,881,056
XPO, Inc.
(a)
............................. 4,578 525,967
20,143,428
a
Health Care Equipment & Supplies  —  2 .2%
Abbott Laboratories ....................... 67,965 7,200,212
Align Technology, Inc.
(a)
..................... 2,809 651,351
Baxter International, Inc. .................... 19,645 703,684
Becton Dickinson & Co. .................... 11,265 2,715,541
Boston Scientific Corp.
(a)
.................... 57,438 4,243,519
Cooper Cos., Inc. The
(a)
.................... 7,694 718,081
Dentsply Sirona, Inc. ...................... 8,545 231,911
Dexcom, Inc.
(a)
.......................... 15,537 1,053,719
Edwards Lifesciences Corp.
(a)
................ 23,743 1,496,996
Enovis Corp.
(a) (b)
.......................... 1,871 89,134
Envista Holdings Corp.
(a)
.................... 6,517 111,245
GE HealthCare Technologies, Inc. ............. 16,481 1,394,787
Globus Medical, Inc. , Class A
(a)
............... 4,514 324,827
Haemonetics Corp.
(a)
...................... 1,934 174,157
Hologic, Inc.
(a)
........................... 9,169 748,282
ICU Medical, Inc.
(a)
........................ 819 103,997
IDEXX Laboratories, Inc.
(a)
................... 3,222 1,534,059
Inspire Medical Systems, Inc.
(a) (b)
.............. 1,138 160,515
Insulet Corp.
(a)
........................... 2,689 522,607
Integra LifeSciences Holdings Corp.
(a) (b)
.......... 2,749 68,203
Intuitive Surgical, Inc.
(a)
..................... 13,858 6,161,405
Masimo Corp.
(a)
.......................... 1,701 181,973
Medtronic PLC .......................... 51,839 4,163,709
Novocure Ltd.
(a)
.......................... 3,527 80,310
Penumbra, Inc.
(a)
......................... 1,540 257,319
QuidelOrtho Corp.
(a)
....................... 1,872 73,551
ResMed, Inc. ........................... 5,777 1,231,945
Solventum Corp.
(a)
........................ 5,421 319,189
STERIS PLC ............................ 3,849 918,987
Stryker Corp. ........................... 13,246 4,337,403
Teleflex, Inc. ............................ 1,809 399,644
Zimmer Biomet Holdings, Inc. ................ 8,037 894,920
43,267,182
a
Health Care Providers & Services  —  2 .5%
Acadia Healthcare Co., Inc.
(a)
................. 3,678 238,518
agilon health, Inc.
(a) (b)
...................... 11,312 77,940
Amedisys, Inc.
(a)
......................... 1,258 123,347
Cardinal Health, Inc. ....................... 9,445 952,339
Cencora, Inc. ........................... 6,472 1,539,559
Security Shares Value
a
Health Care Providers & Services (continued)
Centene Corp.
(a)
......................... 20,768 $ 1,597,474
Chemed Corp. ........................... 592 337,535
Cigna Group (The) ........................ 11,098 3,869,540
CVS Health Corp. ........................ 49,156 2,965,581
DaVita, Inc.
(a)
............................ 2,147 293,323
Elevance Health, Inc. ...................... 9,081 4,831,364
Encompass Health Corp. ................... 3,919 364,232
Guardant Health, Inc.
(a)
..................... 5,077 178,355
HCA Healthcare, Inc. ...................... 7,572 2,749,015
HealthEquity, Inc.
(a) (b)
...................... 3,412 267,774
Henry Schein, Inc.
(a)
....................... 5,063 364,232
Humana, Inc. ........................... 4,708 1,702,460
Labcorp Holdings, Inc. ..................... 3,311 713,322
McKesson Corp. ......................... 5,078 3,133,228
Molina Healthcare, Inc.
(a)
.................... 2,273 775,707
Option Care Health, Inc.
(a)
................... 6,981 207,266
Premier, Inc. , Class A ...................... 4,655 97,662
Quest Diagnostics, Inc. ..................... 4,282 609,329
R1 RCM, Inc.
(a)
.......................... 7,644 98,455
Tenet Healthcare Corp.
(a)
.................... 3,959 592,662
UnitedHealth Group, Inc. .................... 35,958 20,717,561
Universal Health Services, Inc. , Class B ......... 2,344 501,053
49,898,833
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 6,110 716,642
Healthcare Realty Trust, Inc. , Class A ........... 14,464 255,868
Healthpeak Properties, Inc. .................. 28,166 614,582
Medical Properties Trust, Inc.
(b)
................ 22,658 108,985
Omega Healthcare Investors, Inc. .............. 9,530 346,892
Sabra Health Care REIT, Inc. ................. 9,270 150,452
Ventas, Inc. ............................ 15,617 850,190
Welltower, Inc. ........................... 23,360 2,598,800
5,642,411
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 4,711 131,908
Teladoc Health, Inc.
(a) (b)
..................... 6,074 57,278
Veeva Systems, Inc. , Class A
(a)
............... 5,738 1,101,294
1,290,480
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 27,769 486,235
a
Hotels, Restaurants & Leisure  —  1 .9%
Airbnb, Inc. , Class A
(a)
...................... 17,249 2,407,271
Aramark ............................... 10,249 351,233
Booking Holdings, Inc. ..................... 1,326 4,926,103
Boyd Gaming Corp. ....................... 2,759 167,940
Caesars Entertainment, Inc.
(a)
................ 8,414 336,139
Carnival Corp.
(a) (b)
......................... 38,784 646,142
Chipotle Mexican Grill, Inc.
(a)
................. 53,500 2,906,120
Choice Hotels International, Inc.
(b)
.............. 980 124,901
Churchill Downs, Inc. ...................... 2,709 388,904
Darden Restaurants, Inc. ................... 4,606 673,812
Domino's Pizza, Inc. ....................... 1,356 581,317
DoorDash, Inc. , Class A
(a)
................... 12,228 1,353,884
DraftKings, Inc. , Class A
(a)
................... 18,384 679,289
Dutch Bros, Inc. , Class A
(a)
.................. 3,341 127,793
Expedia Group, Inc.
(a)
...................... 5,062 646,266
Hilton Worldwide Holdings, Inc. ............... 9,850 2,114,500
Hyatt Hotels Corp. , Class A .................. 1,724 253,997
Las Vegas Sands Corp. .................... 14,347 569,146
Light & Wonder, Inc.
(a)
...................... 3,432 367,910
Marriott International, Inc. , Class A ............. 9,373 2,130,483

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp. ............. 1,319 $ 111,561
McDonald's Corp. ........................ 28,156 7,472,602
MGM Resorts International
(a)
................. 9,804 421,278
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 16,740 308,518
Penn Entertainment, Inc.
(a) (b)
................. 5,803 115,886
Planet Fitness, Inc. , Class A
(a)
................ 3,413 251,538
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 9,279 1,454,205
Starbucks Corp. .......................... 44,153 3,441,726
Texas Roadhouse, Inc. ..................... 2,659 464,288
Vail Resorts, Inc. ......................... 1,497 272,469
Wendy's Co. (The) ........................ 6,396 108,284
Wyndham Hotels & Resorts, Inc. .............. 3,385 256,312
Wynn Resorts Ltd. ........................ 3,758 311,238
Yum! Brands, Inc. ........................ 10,927 1,451,433
38,194,488
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 11,572 2,082,150
Garmin Ltd. ............................. 5,980 1,024,075
Helen of Troy Ltd.
(a)
....................... 936 55,327
Leggett & Platt, Inc. ....................... 5,241 69,024
Lennar Corp. , Class A ...................... 9,653 1,707,905
Lennar Corp. , Class B ..................... 475 78,356
Mohawk Industries, Inc.
(a)
................... 2,111 340,019
Newell Brands, Inc. ....................... 14,376 123,490
NVR, Inc.
(a)
............................. 124 1,067,327
PulteGroup, Inc. ......................... 8,351 1,102,332
SharkNinja, Inc. .......................... 1,939 149,012
Tempur Sealy International, Inc. ............... 6,719 351,740
Toll Brothers, Inc. ......................... 4,073 581,258
TopBuild Corp.
(a) (b)
........................ 1,258 602,003
Whirlpool Corp. .......................... 2,099 214,035
9,548,053
a
Household Products  —  1 .1%
Church & Dwight Co., Inc. ................... 9,594 940,308
Clorox Co. (The) ......................... 4,899 646,325
Colgate-Palmolive Co. ..................... 32,099 3,183,900
Kimberly-Clark Corp. ...................... 13,183 1,780,364
Procter & Gamble Co. (The) ................. 92,207 14,823,197
Reynolds Consumer Products, Inc. ............. 2,300 63,986
21,438,080
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 27,765 493,939
Clearway Energy, Inc. , Class A ................ 1,324 32,610
Clearway Energy, Inc. , Class C ............... 3,107 82,895
Vistra Corp. ............................ 12,760 1,010,847
1,620,291
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 21,688 2,766,304
Honeywell International, Inc. ................. 25,441 5,209,045
7,975,349
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 10,394 310,677
EastGroup Properties, Inc. .................. 1,896 354,533
First Industrial Realty Trust, Inc. ............... 5,178 283,340
LXP Industrial Trust ....................... 10,801 111,250
Prologis, Inc. ............................ 36,047 4,543,724
Rexford Industrial Realty, Inc. ................ 8,569 429,393
STAG Industrial, Inc. ...................... 7,096 289,588
6,322,505
a
Security Shares Value
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 20,202 $ 1,926,867
Allstate Corp. (The) ....................... 10,341 1,769,552
American Financial Group, Inc. ............... 2,524 330,543
American International Group, Inc. ............. 25,929 2,054,355
Aon PLC , Class A ........................ 8,495 2,790,692
Arch Capital Group Ltd.
(a)
................... 14,448 1,383,829
Arthur J Gallagher & Co. .................... 8,536 2,419,871
Assurant, Inc. ........................... 2,036 356,035
Axis Capital Holdings Ltd. ................... 3,112 235,734
Brighthouse Financial, Inc.
(a)
................. 2,324 115,898
Brown & Brown, Inc. ....................... 9,157 910,481
Chubb Ltd. ............................. 15,831 4,363,973
Cincinnati Financial Corp. ................... 6,122 799,656
CNA Financial Corp. ....................... 1,039 51,077
Enstar Group Ltd.
(a)
....................... 494 160,254
Erie Indemnity Co. , Class A , NVS .............. 973 429,239
Everest Group Ltd. ........................ 1,699 667,486
F&G Annuities & Life, Inc. ................... 723 31,183
Fidelity National Financial, Inc. ................ 10,098 567,509
First American Financial Corp. ................ 4,217 255,466
Globe Life, Inc. .......................... 3,369 312,441
Hanover Insurance Group, Inc. (The) ........... 1,392 191,386
Hartford Financial Services Group, Inc. (The) ...... 11,661 1,293,438
Kemper Corp. ........................... 2,532 162,200
Kinsale Capital Group, Inc. .................. 854 390,338
Lincoln National Corp. ..................... 6,391 212,820
Loews Corp. ............................ 7,181 574,121
Markel Group, Inc.
(a)
....................... 511 837,452
Marsh & McLennan Companies, Inc. ............ 19,250 4,284,472
MetLife, Inc. ............................ 23,337 1,793,448
Old Republic International Corp. ............... 10,072 348,693
Primerica, Inc. ........................... 1,348 339,386
Principal Financial Group, Inc. ................ 8,616 702,290
Progressive Corp. (The) .................... 22,822 4,886,647
Prudential Financial, Inc. .................... 14,056 1,761,498
Reinsurance Group of America, Inc. ............ 2,613 589,049
RenaissanceRe Holdings Ltd. ................ 2,098 486,547
RLI Corp. .............................. 1,585 238,685
Ryan Specialty Holdings, Inc. , Class A ........... 3,887 239,400
Selective Insurance Group, Inc. ............... 2,305 208,188
Travelers Companies, Inc. (The) ............... 8,958 1,938,870
Unum Group ............................ 6,106 351,278
W R Berkley Corp. ........................ 11,757 648,163
White Mountains Insurance Group Ltd.
(b)
......... 102 182,172
Willis Towers Watson PLC ................... 4,027 1,136,742
45,729,424
a
Interactive Media & Services  —  5 .8%
Alphabet, Inc. , Class A ..................... 229,488 39,366,371
Alphabet, Inc. , Class C , NVS ................. 190,919 33,057,625
Bumble, Inc. , Class A
(a)
..................... 3,953 36,921
IAC, Inc.
(a)
.............................. 2,662 140,580
Match Group, Inc.
(a)
....................... 10,433 397,915
Meta Platforms, Inc. , Class A ................. 85,616 40,653,045
Pinterest, Inc. , Class A
(a)
.................... 23,406 747,822
Snap, Inc. , Class A , NVS
(a)
.................. 40,879 544,508
Ziff Davis, Inc.
(a) (b)
......................... 1,839 88,051
ZoomInfo Technologies, Inc.
(a)
................ 11,846 134,571
115,167,409
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 24,563 8,121,019
Akamai Technologies, Inc.
(a)
.................. 5,905 580,343
Amdocs Ltd. ............................ 4,686 409,884
ASGN, Inc.
(a) (b)
........................... 1,812 171,542

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
Cloudflare, Inc. , Class A
(a)
................... 11,622 $ 900,705
Cognizant Technology Solutions Corp. , Class A ..... 19,493 1,475,230
DXC Technology Co.
(a)
..................... 6,996 142,299
EPAM Systems, Inc.
(a)
...................... 2,248 483,612
Gartner, Inc.
(a)
........................... 3,040 1,523,618
GoDaddy, Inc. , Class A
(a)
.................... 5,493 798,957
International Business Machines Corp. .......... 35,888 6,895,520
MongoDB, Inc. , Class A
(a)
................... 2,821 711,908
Okta, Inc. , Class A
(a)
....................... 6,320 593,701
Snowflake, Inc. , Class A
(a)
................... 13,057 1,702,372
Squarespace, Inc. , Class A
(a)
................. 1,825 80,647
Twilio, Inc. , Class A
(a)
...................... 6,687 395,402
VeriSign, Inc.
(a)
.......................... 3,432 641,818
25,628,577
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 2,617 213,155
Hasbro, Inc. ............................ 5,075 327,134
Mattel, Inc.
(a) (b)
........................... 13,500 260,415
Peloton Interactive, Inc. , Class A
(a)
............. 12,510 44,536
Polaris, Inc. ............................. 2,113 175,971
Topgolf Callaway Brands Corp.
(a) (b)
............. 5,333 87,994
YETI Holdings, Inc.
(a)
...................... 3,335 137,902
1,247,107
a
Life Sciences Tools & Services  —  1 .4%
10X Genomics, Inc. , Class A
(a)
................ 4,236 87,558
Agilent Technologies, Inc. ................... 11,451 1,619,171
Avantor, Inc.
(a) (b)
.......................... 26,739 715,268
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 848 286,929
Bio-Techne Corp. ......................... 6,259 510,672
Bruker Corp. ............................ 3,617 247,801
Charles River Laboratories International, Inc.
(a)
..... 1,976 482,342
Danaher Corp. .......................... 25,754 7,135,918
Illumina, Inc.
(a)
........................... 6,161 755,339
IQVIA Holdings, Inc.
(a)
...................... 7,110 1,750,695
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 4,156 40,438
Medpace Holdings, Inc.
(a)
................... 902 345,033
Mettler-Toledo International, Inc.
(a)
............. 842 1,280,707
Repligen Corp.
(a) (b)
........................ 2,011 336,541
Revvity, Inc. ............................ 4,755 597,276
Sotera Health Co.
(a) (b)
...................... 4,840 67,131
Thermo Fisher Scientific, Inc. ................. 14,913 9,146,739
Waters Corp.
(a)
.......................... 2,285 768,400
West Pharmaceutical Services, Inc. ............ 2,845 871,054
27,045,012
a
Machinery  —  1 .8%
AGCO Corp. ............................ 2,456 231,896
Allison Transmission Holdings, Inc. ............. 3,495 309,622
Caterpillar, Inc. .......................... 19,107 6,614,843
Chart Industries, Inc.
(a)
..................... 1,619 260,788
CNH Industrial N.V. ....................... 35,863 381,941
Crane Co. .............................. 1,973 316,509
Cummins, Inc. ........................... 5,370 1,566,966
Deere & Co. ............................ 10,114 3,762,206
Donaldson Co., Inc. ....................... 4,659 348,586
Dover Corp. ............................ 5,369 989,292
Flowserve Corp. ......................... 5,163 260,990
Fortive Corp. ............................ 13,655 981,112
Gates Industrial Corp. PLC
(a)
................. 7,210 134,034
Graco, Inc. ............................. 6,559 557,843
IDEX Corp. ............................. 2,936 612,097
Illinois Tool Works, Inc. ..................... 10,569 2,613,502
Ingersoll Rand, Inc.
(b)
...................... 15,702 1,576,481
Security Shares Value
a
Machinery (continued)
ITT, Inc. ............................... 3,142 $ 444,467
Lincoln Electric Holdings, Inc. ................ 2,253 462,789
Middleby Corp. (The)
(a)
..................... 2,068 280,379
Nordson Corp. ........................... 2,096 524,692
Oshkosh Corp. .......................... 2,610 283,576
Otis Worldwide Corp. ...................... 15,887 1,501,321
PACCAR, Inc. ........................... 20,433 2,015,920
Parker-Hannifin Corp. ...................... 5,040 2,828,246
Pentair PLC ............................ 6,303 553,845
RBC Bearings, Inc.
(a) (b)
..................... 1,144 332,721
Snap-on, Inc. ........................... 2,070 594,152
Stanley Black & Decker, Inc. ................. 5,959 629,390
Timken Co. (The) ......................... 2,561 222,679
Toro Co. (The) ........................... 4,082 390,770
Westinghouse Air Brake Technologies Corp. ....... 6,891 1,110,485
Xylem, Inc. ............................. 9,431 1,259,038
34,953,178
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,328 286,065
a
Media  —  0 .7%
Cable One, Inc. .......................... 184 76,062
Charter Communications, Inc. , Class A
(a) (b)
........ 3,846 1,460,403
Comcast Corp. , Class A .................... 152,921 6,311,050
Fox Corp. , Class A , NVS .................... 9,224 350,881
Fox Corp. , Class B ........................ 4,895 173,430
Interpublic Group of Companies, Inc. (The) ....... 14,980 481,906
Liberty Broadband Corp. , Class A
(a)
............. 660 43,705
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,415 297,527
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 2,865 64,806
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
5,731 129,005
New York Times Co. (The) , Class A ............. 6,373 341,529
News Corp. , Class A , NVS .................. 15,047 414,996
News Corp. , Class B ...................... 4,540 129,345
Nexstar Media Group, Inc. ................... 1,296 239,488
Omnicom Group, Inc. ...................... 7,670 751,967
Paramount Global , Class A
(b)
................. 349 7,992
Paramount Global , Class B , NVS .............. 19,390 221,434
Sirius XM Holdings, Inc.
(b)
................... 26,977 93,071
TEGNA, Inc. ............................ 7,827 124,684
Trade Desk, Inc. (The) , Class A
(a)
.............. 17,497 1,572,630
13,285,911
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 6,805 224,837
Anglogold Ashanti PLC ..................... 16,366 459,557
Cleveland-Cliffs, Inc.
(a)
..................... 19,911 305,634
Commercial Metals Co. ..................... 4,494 270,090
Freeport-McMoRan, Inc. .................... 56,191 2,551,633
MP Materials Corp. , Class A
(a) (b)
............... 5,586 75,523
Newmont Corp. .......................... 45,175 2,216,737
Nucor Corp. ............................ 9,367 1,526,259
Reliance, Inc. ........................... 2,273 692,265
Royal Gold, Inc. .......................... 2,535 350,134
Steel Dynamics, Inc. ....................... 5,907 786,931
United States Steel Corp. ................... 8,571 352,182
9,811,782
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 28,069 280,971
Annaly Capital Management, Inc. .............. 19,160 381,476
Blackstone Mortgage Trust, Inc. , Class A ......... 7,053 125,896
Rithm Capital Corp. ....................... 19,637 227,985

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Mortgage REITs (continued)
Starwood Property Trust, Inc. ................. 11,964 $ 238,682
1,255,010
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 10,475 830,353
Avista Corp. ............................ 2,687 105,277
Black Hills Corp. ......................... 2,558 151,050
CenterPoint Energy, Inc. .................... 24,984 693,306
CMS Energy Corp. ........................ 11,581 750,449
Consolidated Edison, Inc. ................... 13,457 1,312,327
Dominion Energy, Inc. ...................... 32,664 1,746,217
DTE Energy Co. ......................... 7,997 963,878
NiSource, Inc. ........................... 17,515 547,344
Northwestern Energy Group, Inc. .............. 2,276 122,380
Public Service Enterprise Group, Inc. ........... 19,579 1,561,817
Sempra ............................... 24,729 1,979,804
WEC Energy Group, Inc. .................... 12,386 1,065,939
11,830,141
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 5,661 403,686
COPT Defense Properties ................... 4,192 121,442
Cousins Properties, Inc. .................... 5,768 158,678
Douglas Emmett, Inc. ...................... 6,627 106,628
JBG SMITH Properties ..................... 3,334 54,511
Kilroy Realty Corp. ........................ 4,111 151,984
Net Lease Office Properties
(a) (b)
............... 572 16,880
Vornado Realty Trust ...................... 6,161 184,768
1,198,577
a
Oil, Gas & Consumable Fuels  —  3 .4%
Antero Resources Corp.
(a)
................... 11,440 331,989
APA Corp. ............................. 14,086 439,342
Cheniere Energy, Inc. ...................... 8,943 1,633,350
Chesapeake Energy Corp. .................. 4,366 333,257
Chevron Corp. ........................... 66,962 10,745,392
Chord Energy Corp. ....................... 2,411 413,872
Civitas Resources, Inc. ..................... 3,626 252,950
ConocoPhillips .......................... 45,692 5,080,951
Coterra Energy, Inc. ....................... 29,392 758,314
Devon Energy Corp. ....................... 24,899 1,171,000
Diamondback Energy, Inc. ................... 6,945 1,405,043
DT Midstream, Inc. ........................ 3,734 281,394
EOG Resources, Inc. ...................... 22,453 2,847,040
EQT Corp. ............................. 23,408 807,810
Exxon Mobil Corp. ........................ 175,258 20,783,846
Hess Corp. ............................. 10,727 1,645,736
HF Sinclair Corp. ......................... 6,220 320,143
Kinder Morgan, Inc. , Class P ................. 75,269 1,590,434
Marathon Oil Corp. ........................ 22,752 638,194
Marathon Petroleum Corp. .................. 13,765 2,436,680
Matador Resources Co. .................... 4,313 265,163
Murphy Oil Corp. ......................... 5,762 238,432
New Fortress Energy, Inc. , Class A ............. 2,545 50,238
Occidental Petroleum Corp. .................. 25,770 1,567,332
ONEOK, Inc. ............................ 22,613 1,884,341
Ovintiv, Inc. ............................. 9,853 457,573
Permian Resources Corp. , Class A ............. 19,995 306,723
Phillips 66 .............................. 16,563 2,409,585
Range Resources Corp. .................... 9,539 297,903
Southwestern Energy Co.
(a)
.................. 42,895 276,673
Targa Resources Corp. ..................... 8,771 1,186,541
Texas Pacific Land Corp. .................... 732 618,467
Valero Energy Corp. ....................... 12,775 2,065,973
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The) ............... 47,535 $ 2,041,153
67,582,834
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,494 244,811
a
Passenger Airlines  —  0 .1%
Alaska Air Group, Inc.
(a)
..................... 4,884 183,297
American Airlines Group, Inc.
(a) (b)
.............. 25,702 273,469
Delta Air Lines, Inc. ....................... 25,223 1,085,094
Joby Aviation, Inc.
(a) (b)
...................... 14,056 84,055
Southwest Airlines Co. ..................... 23,465 632,147
United Airlines Holdings, Inc.
(a)
................ 12,682 576,016
2,834,078
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a)
....................... 14,984 149,091
elf Beauty, Inc.
(a)
......................... 2,207 380,884
Estee Lauder Companies, Inc. (The) , Class A ...... 9,054 901,869
Kenvue, Inc. ............................ 74,744 1,382,016
2,813,860
a
Pharmaceuticals  —  3 .4%
Bristol-Myers Squibb Co. .................... 79,379 3,775,265
Catalent, Inc.
(a)
.......................... 7,051 418,406
Elanco Animal Health, Inc.
(a)
.................. 19,810 258,322
Eli Lilly & Co. ........................... 31,190 25,085,181
Jazz Pharmaceuticals PLC
(a)
................. 2,416 266,364
Johnson & Johnson ....................... 94,025 14,841,846
Merck & Co., Inc. ......................... 98,958 11,195,119
Organon & Co. .......................... 9,796 214,141
Perrigo Co. PLC ......................... 5,280 149,266
Pfizer, Inc. ............................. 221,385 6,761,098
Royalty Pharma PLC , Class A ................ 15,246 429,480
Viatris, Inc. ............................. 46,787 564,251
Zoetis, Inc. , Class A ....................... 17,877 3,218,575
67,177,314
a
Professional Services  —  0 .8%
Alight, Inc. , Class A
(a) (b)
..................... 14,764 111,763
Automatic Data Processing, Inc. ............... 15,992 4,199,819
Booz Allen Hamilton Holding Corp. , Class A ....... 5,003 716,980
Broadridge Financial Solutions, Inc. ............ 4,629 990,606
CACI International, Inc. , Class A
(a)
............. 889 410,256
Clarivate PLC
(a)
.......................... 16,588 111,803
Concentrix Corp. ......................... 1,844 130,002
Dayforce, Inc.
(a) (b)
......................... 6,127 363,209
Dun & Bradstreet Holdings, Inc. ............... 9,825 106,896
Equifax, Inc. ............................ 4,788 1,337,624
FTI Consulting, Inc.
(a)
...................... 1,318 287,284
Genpact Ltd. ............................ 6,581 228,163
Insperity, Inc. ............................ 1,378 141,548
Jacobs Solutions, Inc. ...................... 4,860 711,261
KBR, Inc. .............................. 5,327 354,725
Leidos Holdings, Inc. ...................... 5,402 780,049
ManpowerGroup, Inc. ...................... 1,910 146,268
Maximus, Inc. ........................... 2,443 226,930
Paychex, Inc. ........................... 12,448 1,593,593
Paycom Software, Inc. ..................... 1,930 321,905
Paylocity Holding Corp.
(a)
................... 1,670 250,617
Robert Half, Inc. ......................... 4,034 258,942
Science Applications International Corp. ......... 2,108 262,235
SS&C Technologies Holdings, Inc. ............. 8,413 613,728
TransUnion ............................. 7,610 686,879
TriNet Group, Inc. ........................ 1,239 129,166

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services (continued)
Verisk Analytics, Inc. ....................... 5,624 $ 1,472,082
16,944,333
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 11,838 1,334,261
CoStar Group, Inc.
(a) (b)
...................... 15,867 1,237,944
Howard Hughes Holdings, Inc.
(a) (b)
.............. 1,378 102,206
Jones Lang LaSalle, Inc.
(a)
................... 1,847 463,412
Opendoor Technologies, Inc.
(a)
................ 24,254 56,269
Zillow Group, Inc. , Class A
(a)
................. 1,916 90,818
Zillow Group, Inc. , Class C , NVS
(a)
............. 6,121 298,093
3,583,003
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 12,704 458,487
AvalonBay Communities, Inc. ................ 5,506 1,128,289
Camden Property Trust ..................... 4,117 455,958
Equity LifeStyle Properties, Inc. ............... 7,235 496,900
Equity Residential ........................ 13,482 938,752
Essex Property Trust, Inc. ................... 2,524 702,581
Invitation Homes, Inc. ...................... 22,320 787,226
Mid-America Apartment Communities, Inc. ........ 4,566 638,190
Sun Communities, Inc. ..................... 4,899 620,850
UDR, Inc. .............................. 11,673 467,737
6,694,970
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 3,932 271,190
Brixmor Property Group, Inc. ................. 11,570 294,688
Federal Realty Investment Trust ............... 2,862 319,542
Kimco Realty Corp. ....................... 25,852 561,764
NNN REIT, Inc. .......................... 6,979 313,288
Realty Income Corp. ....................... 34,020 1,953,769
Regency Centers Corp. .................... 6,386 430,033
Simon Property Group, Inc. .................. 12,662 1,942,857
6,087,131
a
Semiconductors & Semiconductor Equipment  —  10 .6%
Advanced Micro Devices, Inc.
(a)
............... 63,147 9,123,479
Allegro MicroSystems, Inc.
(a)
................. 3,750 90,150
Amkor Technology, Inc. ..................... 3,816 124,630
Analog Devices, Inc. ....................... 19,368 4,481,368
Applied Materials, Inc. ..................... 32,414 6,878,251
Axcelis Technologies, Inc.
(a) (b)
................. 1,276 161,223
Broadcom, Inc. .......................... 170,190 27,346,129
Cirrus Logic, Inc.
(a)
........................ 2,052 267,745
Enphase Energy, Inc.
(a)
..................... 5,341 614,802
Entegris, Inc. ............................ 5,845 691,405
First Solar, Inc.
(a)
......................... 4,148 895,926
GlobalFoundries, Inc.
(a) (b)
.................... 3,213 163,895
Intel Corp. ............................. 166,314 5,112,492
KLA Corp. .............................. 5,272 4,339,225
Lam Research Corp. ...................... 5,112 4,709,379
Lattice Semiconductor Corp.
(a)
................ 5,368 284,504
Marvell Technology, Inc. .................... 33,913 2,271,493
Microchip Technology, Inc. ................... 21,140 1,876,809
Micron Technology, Inc. ..................... 43,263 4,751,143
MKS Instruments, Inc. ..................... 2,483 312,610
Monolithic Power Systems, Inc. ............... 1,908 1,646,776
NVIDIA Corp. ........................... 961,017 112,458,209
NXP Semiconductors NV ................... 9,989 2,628,705
ON Semiconductor Corp.
(a)
.................. 16,783 1,313,270
Power Integrations, Inc. .................... 2,148 156,890
Qorvo, Inc.
(a)
............................ 3,778 452,604
QUALCOMM, Inc. ........................ 43,678 7,903,534
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.
(a)
.......................... 4,239 $ 218,054
Silicon Laboratories, Inc.
(a) (b)
.................. 1,236 148,481
Skyworks Solutions, Inc. .................... 6,322 718,306
SolarEdge Technologies, Inc.
(a)
................ 2,174 62,742
Teradyne, Inc. ........................... 6,099 799,945
Texas Instruments, Inc. ..................... 35,571 7,249,725
Universal Display Corp. .................... 1,659 369,327
Wolfspeed, Inc.
(a) (b)
........................ 4,718 88,934
210,712,160
a
Software  —  10 .3%
Adobe, Inc.
(a)
............................ 17,503 9,655,530
ANSYS, Inc.
(a)
........................... 3,389 1,062,892
Appfolio, Inc. , Class A
(a)
.................... 845 187,151
Appian Corp. , Class A
(a) (b)
................... 1,509 55,742
AppLovin Corp. , Class A
(a)
................... 7,150 551,265
Asana, Inc. , Class A
(a)
...................... 2,975 43,286
Aspen Technology, Inc.
(a)
.................... 1,111 208,812
Atlassian Corp. , Class A
(a)
................... 6,275 1,107,977
Autodesk, Inc.
(a)
.......................... 8,371 2,071,990
Bentley Systems, Inc. , Class B ................ 8,912 434,371
BILL Holdings, Inc.
(a)
....................... 3,773 188,499
Blackbaud, Inc.
(a)
......................... 1,542 122,404
BlackLine, Inc.
(a)
......................... 2,023 96,133
Braze, Inc. , Class A
(a)
...................... 2,396 105,568
Cadence Design Systems, Inc.
(a)
.............. 10,610 2,839,873
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 12,701 130,312
Clear Secure, Inc. , Class A .................. 3,308 70,626
Confluent, Inc. , Class A
(a) (b)
.................. 9,558 239,141
Crowdstrike Holdings, Inc. , Class A
(a)
............ 9,012 2,090,424
Datadog, Inc. , Class A
(a)
.................... 12,051 1,403,218
DocuSign, Inc.
(a)
......................... 8,009 444,339
Dolby Laboratories, Inc. , Class A .............. 2,282 179,730
DoubleVerify Holdings, Inc.
(a)
................. 5,383 113,689
Dropbox, Inc. , Class A
(a)
.................... 10,011 239,463
Dynatrace, Inc.
(a)
......................... 9,224 405,118
Elastic NV
(a) (b)
........................... 3,155 346,009
Fair Isaac Corp.
(a)
......................... 973 1,556,800
Five9, Inc.
(a) (b)
........................... 2,944 131,155
Fortinet, Inc.
(a)
........................... 24,857 1,442,700
Gen Digital, Inc. .......................... 21,602 561,436
Gitlab, Inc. , Class A
(a)
...................... 4,236 217,010
Guidewire Software, Inc.
(a)
................... 3,283 492,680
HashiCorp, Inc. , Class A
(a)
................... 5,655 190,856
HubSpot, Inc.
(a)
.......................... 1,997 992,569
Informatica, Inc. , Class A
(a) (b)
................. 1,317 31,529
Intuit, Inc. .............................. 10,925 7,072,299
Manhattan Associates, Inc.
(a)
................. 2,369 604,995
Microsoft Corp. .......................... 290,368 121,475,453
MicroStrategy, Inc. , Class A
(a) (b)
................ 616 994,495
nCino, Inc.
(a)
............................ 2,353 77,084
NCR Voyix Corp.
(a)
........................ 5,497 81,081
Nutanix, Inc. , Class A
(a)
..................... 9,639 486,866
Oracle Corp. ............................ 62,280 8,684,946
Palantir Technologies, Inc. , Class A
(a)
........... 77,406 2,081,447
Palo Alto Networks, Inc.
(a) (b)
.................. 12,623 4,099,067
Pegasystems, Inc. ........................ 1,853 129,191
Procore Technologies, Inc.
(a)
................. 3,425 243,278
PTC, Inc.
(a)
............................. 4,713 838,207
RingCentral, Inc. , Class A
(a) (b)
................. 3,118 109,286
Roper Technologies, Inc. .................... 4,168 2,270,518
Salesforce, Inc. .......................... 37,945 9,820,166
Samsara, Inc. , Class A
(a) (b)
................... 7,574 289,933
SentinelOne, Inc. , Class A
(a)
.................. 11,149 255,312
ServiceNow, Inc.
(a)
........................ 8,020 6,531,408

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Smartsheet, Inc. , Class A
(a) (b)
................. 5,175 $ 248,193
SPS Commerce, Inc.
(a)
..................... 1,422 306,327
Synopsys, Inc.
(a)
......................... 5,958 3,326,471
Tyler Technologies, Inc.
(a)
................... 1,676 952,152
UiPath, Inc. , Class A
(a)
..................... 15,610 189,974
Unity Software, Inc.
(a) (b)
..................... 9,377 153,408
Varonis Systems, Inc.
(a)
..................... 4,100 226,033
Workday, Inc. , Class A
(a)
.................... 8,298 1,884,642
Workiva, Inc. , Class A
(a)
..................... 1,790 132,048
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 10,331 623,992
Zscaler, Inc.
(a)
........................... 3,551 636,872
204,835,441
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 18,189 4,008,856
Crown Castle, Inc. ........................ 16,930 1,863,655
CubeSmart ............................. 8,819 419,608
Digital Realty Trust, Inc. .................... 12,606 1,884,471
Equinix, Inc. ............................ 3,708 2,930,210
Extra Space Storage, Inc. ................... 8,305 1,325,644
Gaming and Leisure Properties, Inc. ............ 10,554 529,811
Iron Mountain, Inc. ........................ 11,343 1,163,338
Lamar Advertising Co. , Class A ............... 3,406 408,243
National Storage Affiliates Trust ............... 2,997 127,582
PotlatchDeltic Corp. ....................... 3,108 137,871
Public Storage ........................... 6,196 1,833,520
Rayonier, Inc. ........................... 5,295 160,597
SBA Communications Corp. , Class A ............ 4,178 917,238
VICI Properties, Inc. ....................... 40,347 1,261,247
Weyerhaeuser Co. ........................ 28,602 908,400
19,880,291
a
Specialty Retail  —  2 .0%
Advance Auto Parts, Inc. .................... 2,294 145,279
AutoNation, Inc.
(a)
......................... 1,040 198,349
AutoZone, Inc.
(a)
......................... 676 2,118,374
Bath & Body Works, Inc. .................... 8,761 321,967
Best Buy Co., Inc. ........................ 7,570 654,956
Burlington Stores, Inc.
(a)
.................... 2,528 658,089
CarMax, Inc.
(a) (b)
.......................... 6,166 520,657
Carvana Co. , Class A
(a) (b)
.................... 4,088 544,644
Chewy, Inc. , Class A
(a) (b)
.................... 5,315 128,517
Dick's Sporting Goods, Inc. .................. 2,271 491,331
Five Below, Inc.
(a)
......................... 2,172 157,991
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,229 414,442
GameStop Corp. , Class A
(a)
.................. 10,413 236,063
Gap, Inc. (The) .......................... 8,221 193,029
Home Depot, Inc. (The) .................... 38,718 14,254,419
Lithia Motors, Inc. ........................ 1,053 290,975
Lowe's Companies, Inc. .................... 22,424 5,505,316
Murphy USA, Inc. ........................ 751 379,195
O'Reilly Automotive, Inc.
(a)
................... 2,307 2,598,466
Penske Automotive Group, Inc. ............... 755 131,453
RH
(a) (b)
................................ 600 174,048
Ross Stores, Inc. ......................... 13,152 1,883,761
TJX Companies, Inc. (The) .................. 44,245 5,000,570
Tractor Supply Co. ........................ 4,211 1,108,841
Ulta Beauty, Inc.
(a)
........................ 1,894 691,102
Valvoline, Inc.
(a)
.......................... 4,972 231,198
Wayfair, Inc. , Class A
(a)
..................... 3,503 190,668
Williams-Sonoma, Inc. ..................... 4,992 772,163
39,995,863
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  6 .7%
Apple, Inc. ............................. 563,133 $ 125,060,577
Dell Technologies, Inc. , Class C ............... 10,422 1,184,773
Hewlett Packard Enterprise Co. ............... 50,425 1,003,962
HP, Inc. ............................... 34,108 1,230,958
NetApp, Inc. ............................ 8,003 1,016,221
Pure Storage, Inc. , Class A
(a)
................. 11,939 715,504
Seagate Technology Holdings PLC ............. 7,587 775,164
Super Micro Computer, Inc.
(a)
................. 1,962 1,376,637
Western Digital Corp.
(a)
..................... 12,790 857,569
133,221,365
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Capri Holdings Ltd.
(a)
...................... 4,508 151,198
Columbia Sportswear Co. ................... 1,336 109,151
Crocs, Inc.
(a)
............................ 2,313 310,798
Deckers Outdoor Corp.
(a)
.................... 1,011 932,779
Levi Strauss & Co. , Class A .................. 3,760 68,921
Lululemon Athletica, Inc.
(a)
................... 4,464 1,154,658
Nike, Inc. , Class B ........................ 47,361 3,545,445
PVH Corp.
(b)
............................ 2,357 240,390
Ralph Lauren Corp. , Class A ................. 1,488 261,278
Skechers USA, Inc. , Class A
(a)
................ 5,239 341,216
Tapestry, Inc. ............................ 9,160 367,224
Under Armour, Inc. , Class A
(a)
................. 7,312 50,965
Under Armour, Inc. , Class C
(a)
................ 6,907 46,898
VF Corp. .............................. 12,707 215,511
7,796,432
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 67,105 3,288,816
Philip Morris International, Inc. ................ 60,734 6,994,127
10,282,943
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 4,038 200,366
Applied Industrial Technologies, Inc. ............ 1,533 334,485
Core & Main, Inc. , Class A
(a)
.................. 6,537 349,533
Fastenal Co. ............................ 22,379 1,583,314
Ferguson PLC ........................... 7,940 1,767,841
MSC Industrial Direct Co., Inc. , Class A .......... 1,771 157,531
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,765 258,890
United Rentals, Inc. ....................... 2,620 1,983,602
Watsco, Inc. ............................ 1,222 598,157
WESCO International, Inc. ................... 1,718 300,564
WW Grainger, Inc. ........................ 1,717 1,677,183
9,211,466
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,573 1,078,092
Essential Utilities, Inc. ...................... 9,648 392,191
1,470,283
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 —
T-Mobile U.S., Inc. ........................ 20,144 3,671,848
3,671,848
a
Total Long-Term Investments — 99.8%
(Cost: $ 889,253,652 ) ................................ 1,987,753,461

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (e) (f)
...................... 18,670,572 $ 18,678,040
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (e)
............................ 3,881,247 3,881,247
a
Total Short-Term Securities — 1.1%
(Cost: $ 22,552,952 ) ................................. 22,559,287
Total Investments — 100.9%
(Cost: $ 911,806,604 ) ................................ 2,010,312,748
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (17,563,663)
Net Assets — 100.0% ................................. $ 1,992,749,085
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 14,056,104  $ 4,621,223
(a)
$ —  $ (1,144) $ 1,857  $ 18,678,040  18,670,572  $ 25,328
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,681,265  199,982
(a)
—  —  —  3,881,247  3,881,247  43,305  —
BlackRock, Inc. ... 4,136,181  —  (13,792) 9,782  656,148  4,788,319  5,463  27,953  —
$ 8,638  $ 658,005
$ 27,347,606
$ 96,586  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 16 09/20/24 $ 4,446 $ 29,659

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Dow Jones U.S. ETF

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,987,753,461  $ —  $ —  $ 1,987,753,461
Short-Term Securities
Money Market Funds ...................................... 22,559,287  —  —  22,559,287
$ 2,010,312,748  $ —  $ —  $ 2,010,312,748
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 29,659  $ —  $ —  $ 29,659
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)